CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Condensed Consolidating Statements of Income and Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Revenues
Dividends from subsidiaries									$ 0		$ 0		$ 0
Interest revenue									50,475		58,089		76,510
Interest revenue—intercompany									0		0		0
Interest expense									7,981		13,338		28,382
Interest expense—intercompany									0		0		0
Net interest income									42,494		44,751		48,128
Commissions and fees									13,672		11,385		11,746
Commissions and fees—intercompany									0		0		0
Principal transactions									10,154		13,885		8,892
Principal transactions—intercompany									0		0		0
Other revenue									5,564		5,480		6,301
Other revenue—intercompany									0		0		0
Total non-interest revenues									29,390		30,750		26,939
Total revenues, net of interest expense	$ 17,017	$ 17,447	$ 17,753	$ 19,667	$ 16,832	$ 17,677	$ 20,036	$ 20,956	71,884		75,501		75,067
Provisions for credit losses and for benefits and claims	(465)	(192)	(1,066)	(2,055)	(46)	2,384	8,197	6,960	(3,778)	[1]	17,495	[1]	8,383	[1]
Operating expenses
Compensation and benefits									25,134		22,214		21,433
Compensation and benefits—intercompany									0		0		0
Other operating									23,059		22,160		21,350
Other operating—intercompany									0		0		0
Total operating expenses	13,532	11,777	11,471	11,413	11,437	11,339	10,730	10,868	48,193		44,374		42,783
Equity in undistributed income of subsidiaries									0		0		0
Income from continuing operations before income taxes									27,469		13,632		23,901
Provision for income taxes	771	1,193	1,155	2,332	1,116	777	52	580	5,451		2,525		4,430
Income from continuing operations	3,179	4,669	6,193	7,977	4,325	3,177	1,057	2,548	22,018		11,107		19,471
Income (loss) from discontinued operations, net of taxes	0	(1)	10	(2)	6	(7)	(1)	(18)	7		(20)		(4)
Net income before attribution of noncontrolling interests	3,179	4,668	6,203	7,975	4,331	3,170	1,056	2,530	22,025		11,087		19,467
Noncontrolling interests	6	24	10	33	22	24	0	(6)	73		40		66
Citigroup’s net income	3,173	4,644	6,193	7,942	4,309	3,146	1,056	2,536	21,952		11,047		19,401
Comprehensive income
Add: Other comprehensive income (loss)									(6,707)		4,260		852
Citigroup’s total comprehensive income									15,245		15,307		20,253
Add: Other comprehensive income (loss) attributable to noncontrolling interests									(99)		26		0
Add: Net income attributable to noncontrolling interests	$ 6	$ 24	$ 10	$ 33	$ 22	$ 24	$ 0	$ (6)	73		40		66
Total comprehensive income									15,219		15,373		20,319
Consolidating adjustments
Revenues
Dividends from subsidiaries									(6,482)		(2,355)		(23,347)
Interest revenue									0		0		0
Interest revenue—intercompany									0		0		0
Interest expense									0		0		0
Interest expense—intercompany									0		0		0
Net interest income									0		0		0
Commissions and fees									0		0		0
Commissions and fees—intercompany									0		0		0
Principal transactions									0		0		0
Principal transactions—intercompany									0		0		0
Other revenue									0		0		0
Other revenue—intercompany									0		0		0
Total non-interest revenues									0		0		0
Total revenues, net of interest expense									(6,482)		(2,355)		(23,347)
Provisions for credit losses and for benefits and claims									0		0		0
Operating expenses
Compensation and benefits									0		0		0
Compensation and benefits—intercompany									0		0		0
Other operating									0		0		0
Other operating—intercompany									0		0		0
Total operating expenses									0		0		0
Equity in undistributed income of subsidiaries									(16,596)		(9,894)		3,620
Income from continuing operations before income taxes									(23,078)		(12,249)		(19,727)
Provision for income taxes									0		0		0
Income from continuing operations									(23,078)		(12,249)		(19,727)
Income (loss) from discontinued operations, net of taxes									0		0		0
Net income before attribution of noncontrolling interests									(23,078)		(12,249)		(19,727)
Noncontrolling interests									0		0		0
Citigroup’s net income									(23,078)		(12,249)		(19,727)
Comprehensive income
Add: Other comprehensive income (loss)									526		(4,021)		(949)
Citigroup’s total comprehensive income									(22,552)		(16,270)		(20,676)
Add: Other comprehensive income (loss) attributable to noncontrolling interests									0		0		0
Add: Net income attributable to noncontrolling interests									0		0		0
Total comprehensive income									(22,552)		(16,270)		(20,676)
Citigroup parent company | Reportable legal entities
Revenues
Dividends from subsidiaries									6,482		2,355		23,347
Interest revenue									0		0		0
Interest revenue—intercompany									3,757		4,162		5,091
Interest expense									4,791		4,992		4,949
Interest expense—intercompany									294		502		1,038
Net interest income									(1,328)		(1,332)		(896)
Commissions and fees									0		0		0
Commissions and fees—intercompany									(36)		(36)		(21)
Principal transactions									976		(1,254)		(2,537)
Principal transactions—intercompany									(1,375)		693		1,252
Other revenue									(64)		(127)		767
Other revenue—intercompany									(133)		111		(55)
Total non-interest revenues									(632)		(613)		(594)
Total revenues, net of interest expense									4,522		410		21,857
Provisions for credit losses and for benefits and claims									0		0		0
Operating expenses
Compensation and benefits									10		(5)		32
Compensation and benefits—intercompany									69		191		134
Other operating									83		37		(16)
Other operating—intercompany									11		15		20
Total operating expenses									173		238		170
Equity in undistributed income of subsidiaries									16,596		9,894		(3,620)
Income from continuing operations before income taxes									20,945		10,066		18,067
Provision for income taxes									(1,007)		(981)		(1,334)
Income from continuing operations									21,952		11,047		19,401
Income (loss) from discontinued operations, net of taxes									0		0		0
Net income before attribution of noncontrolling interests									21,952		11,047		19,401
Noncontrolling interests									0		0		0
Citigroup’s net income									21,952		11,047		19,401
Comprehensive income
Add: Other comprehensive income (loss)									(6,707)		4,260		852
Citigroup’s total comprehensive income									15,245		15,307		20,253
Add: Other comprehensive income (loss) attributable to noncontrolling interests									0		0		0
Add: Net income attributable to noncontrolling interests									0		0		0
Total comprehensive income									15,245		15,307		20,253
CGMHI | Reportable legal entities
Revenues
Dividends from subsidiaries									0		0		0
Interest revenue									3,566		5,364		10,661
Interest revenue—intercompany									531		920		1,942
Interest expense									778		1,989		7,010
Interest expense—intercompany									1,320		2,170		4,243
Net interest income									1,999		2,125		1,350
Commissions and fees									7,770		6,216		5,265
Commissions and fees—intercompany									407		290		354
Principal transactions									10,140		(4,252)		277
Principal transactions—intercompany									(6,721)		9,064		2,464
Other revenue									576		706		832
Other revenue—intercompany									(60)		23		102
Total non-interest revenues									12,112		12,047		9,294
Total revenues, net of interest expense									14,111		14,172		10,644
Provisions for credit losses and for benefits and claims									6		(1)		0
Operating expenses
Compensation and benefits									5,251		4,941		4,680
Compensation and benefits—intercompany									0		0		0
Other operating									2,868		2,393		2,326
Other operating—intercompany									2,826		2,317		2,410
Total operating expenses									10,945		9,651		9,416
Equity in undistributed income of subsidiaries									0		0		0
Income from continuing operations before income taxes									3,160		4,522		1,228
Provision for income taxes									625		1,249		176
Income from continuing operations									2,535		3,273		1,052
Income (loss) from discontinued operations, net of taxes									0		0		0
Net income before attribution of noncontrolling interests									2,535		3,273		1,052
Noncontrolling interests									0		0		0
Citigroup’s net income									2,535		3,273		1,052
Comprehensive income
Add: Other comprehensive income (loss)									(76)		(223)		(651)
Citigroup’s total comprehensive income									2,459		3,050		401
Add: Other comprehensive income (loss) attributable to noncontrolling interests									0		0		0
Add: Net income attributable to noncontrolling interests									0		0		0
Total comprehensive income									2,459		3,050		401
Other Citigroup subsidiaries and eliminations | Reportable legal entities
Revenues
Dividends from subsidiaries									0		0		0
Interest revenue									46,909		52,725		65,849
Interest revenue—intercompany									(4,288)		(5,082)		(7,033)
Interest expense									2,412		6,357		16,423
Interest expense—intercompany									(1,614)		(2,672)		(5,281)
Net interest income									41,823		43,958		47,674
Commissions and fees									5,902		5,169		6,481
Commissions and fees—intercompany									(371)		(254)		(333)
Principal transactions									(962)		19,391		11,152
Principal transactions—intercompany									8,096		(9,757)		(3,716)
Other revenue									5,052		4,901		4,702
Other revenue—intercompany									193		(134)		(47)
Total non-interest revenues									17,910		19,316		18,239
Total revenues, net of interest expense									59,733		63,274		65,913
Provisions for credit losses and for benefits and claims									(3,784)		17,496		8,383
Operating expenses
Compensation and benefits									19,873		17,278		16,721
Compensation and benefits—intercompany									(69)		(191)		(134)
Other operating									20,108		19,730		19,040
Other operating—intercompany									(2,837)		(2,332)		(2,430)
Total operating expenses									37,075		34,485		33,197
Equity in undistributed income of subsidiaries									0		0		0
Income from continuing operations before income taxes									26,442		11,293		24,333
Provision for income taxes									5,833		2,257		5,588
Income from continuing operations									20,609		9,036		18,745
Income (loss) from discontinued operations, net of taxes									7		(20)		(4)
Net income before attribution of noncontrolling interests									20,616		9,016		18,741
Noncontrolling interests									73		40		66
Citigroup’s net income									20,543		8,976		18,675
Comprehensive income
Add: Other comprehensive income (loss)									(450)		4,244		1,600
Citigroup’s total comprehensive income									20,093		13,220		20,275
Add: Other comprehensive income (loss) attributable to noncontrolling interests									(99)		26		0
Add: Net income attributable to noncontrolling interests									73		40		66
Total comprehensive income									$ 20,067		$ 13,286		$ 20,341

[1]	This total excludes the provision for credit losses on AFS securities, which is disclosed separately above.